Financial risk management - Trade and other receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [member]
Disclosure of financial risk management [line items]
Recurring revenue as percentage of Total revenue	95.00%	95.00%	95.00%